Loans and Allowance for Loan Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 28,212	$ 33,886
Restructured real estate mortgages - 1 to 4 family	48	125
Total nonperforming loans	28,260	34,011
Other real estate owned	5,400	4,200
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure	13,200	17,500
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,024	3,835
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	20,976	26,131
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	212	349
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,902	3,481
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	98	90
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	26,387	31,133
Restructured real estate mortgages - 1 to 4 family	48	125
Total nonperforming loans	26,435	31,258
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,024	3,835
New York and Other States [Member] | Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	19,488	23,643
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	212	349
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	3,573	3,229
New York and Other States [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	90	77
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,825	2,753
Restructured real estate mortgages - 1 to 4 family	0	0
Total nonperforming loans	1,825	2,753
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	1,488	2,488
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	0	0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	329	252
Florida [Member] | Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	$ 8	$ 13